INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - MTS Belarus (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Non-current assets	₽ 752,518	₽ 656,849
Current assets	263,300	262,354
Liabilities
Non-current liabilities	(527,794)	(557,899)
Current liabilities	(473,420)	(328,614)
Statement of profit or loss
Revenue	534,403	494,926	₽ 470,605
Profit for the year	64,269	62,073	55,099
Total comprehensive income for the year	65,466	63,717	63,530
MTS Belarus
ASSETS
Non-current assets	19,030	20,008
Current assets	15,386	12,705
Liabilities
Non-current liabilities	(9,062)	(11,257)
Current liabilities	(12,568)	(10,999)
Total identifiable net assets	₽ 12,786	₽ 10,457
The Group's share in associate	49.00%	49.00%
The Group's share of identifiable net assets	₽ 6,265	₽ 5,124
Carrying amount of the Group's interest	6,265	5,124
Statement of profit or loss
Revenue	39,383	36,121	32,593
Profit for the year	(10,379)	(10,267)	(9,354)
The Group's share of the profit of the associate for the year	(5,086)	(5,031)	(4,583)
Other comprehensive income/(loss) for the year (currency translation adjustment)	(183)	397	842
Total comprehensive income for the year	(10,562)	(9,870)	(8,512)
The Group's share of total comprehensive income of the associate for the year	(5,175)	(4,836)	(4,171)
Dividends received	4,034	4,212	3,821
Investments in individually insignificant associates and joint ventures
Statement of profit or loss
Profit for the year	856	1,048	(2,448)
The Group's share of the profit of the associate for the year	181	273	(341)
Total comprehensive income for the year	856	1,048	(2,448)
The Group's share of total comprehensive income of the associate for the year	₽ 181	₽ 273	₽ (341)